Other Non-Current Liabilities (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 License Fee USD ($)	Mar. 31, 2013 License Fee INR	Mar. 31, 2012 License Fee INR	Mar. 31, 2013 Interest on License Fees USD ($)	Mar. 31, 2013 Interest on License Fees INR
Schedule Of Other Liabilities Noncurrent [Line Items]
Deferred Income taxes (See note 18)	$ 46	2,535	3,177
Unearned revenues	691	37,672	32,170
Employee retirement benefits	17	926	1,197
Regulatory liability noncurrent				32	1,741	1,741	20	1,104
Derivative financial instruments	1	70	218
Others	50	2,665	2,226
Other non current Liabilities	$ 857	46,713	40,729